15. TRADE AND OTHER RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables	$ 2,874	$ 2,292
Non current other receivables	2,168	2,177
Non current trade and other receivables	5,042	4,469
Current trade receivables	12,259	8,904
Current other receivables	6,886	5,240
Current trade and other receivables	19,145	14,144
CAMMESA Receivable
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables	2,868	2,286
Current trade receivables	421	519
Other
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables	6	6
Non current other receivables	11	9
Current trade receivables	136	25
Current other receivables	528	343
Tax credits
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	163	533
Current other receivables	1,290	415
Allowance for tax credits
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	(14)	(105)
Related parties
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	794	740
Current trade receivables	170	108
Current other receivables	215	98
Prepaid expenses
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	20	26
Current other receivables	69	121
Financial credit
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	37	44
Current other receivables	83	126
Guarantee deposits
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	92	80
Current other receivables	1,053	941
Contractual receivables in Ecuador
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	998	850
Receivable for sale of property, plant and equipment
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	67	0
Receivables from energy distribution
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	6,115	4,138
Receivables from MAT
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	436	311
CAMMESA
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	2,887	1,501
Receivables from oil and gas sales
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	769	1,038
Receivables from refinery and distribution
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	958	949
Receivables from petrochemistry
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	924	744
Allowance for doubtful accounts
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	(557)	(429)
Advances to suppliers
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	11	24
Advances to employees
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	25	17
Receivables for non-electrical activities
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	218	143
Receivable for sale of interests in subsidiaries and financial instruments
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	0	1,263
Natural Gas Surplus Injection Promotion Program
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	2,592	1,582
Insurance to recover
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	202	0
Expenses to be recovered
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	371	314
Receivables from arbitral proceedings
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	388	0
Allowance for other receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	$ (159)	$ (147)